Additional Information Required by the Argentine Central Bank	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Additional Information Required by the Argentine Central Bank
NOTE 52. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK

52.1. CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Law No. 24485 and Decree No. 540/95 established the creation of the Deposit Insurance System to cover the risk attached to bank deposits, in addition to the system of privileges and safeguards envisaged in the Financial Institutions Law.
The National Executive Branch through Decree No. 1127/98 established the maximum amount for this insurance system to demand deposits and time deposits denominated either in Pesos and/or in foreign currency. Such limit was set at Ps.1,500 as from May 1, 2020.
This system does not cover deposits made by other financial institutions (including time deposit certificates acquired through a secondary transaction), deposits made by parties related to the Bank, either directly or indirectly, deposits of securities, acceptances or guarantees and those deposits set up at an interest rate exceeding the one established regularly by the Argentine Central Bank.
Deposits acquired through endorsement, placements made as a result of incentives other than interest rates and locked-up balances from deposits and other excluded transactions are also excluded. This system has been implemented through the creation of the Deposit Insurance Fund (“FGD”), which is managed by a company called Seguros de Depósitos S.A. (“SEDESA”). SEDESA’s shareholders are the Argentine Central Bank and the financial institutions in the proportion determined for each one by the Argentine Central Bank based on the contributions made to the fund.
The monthly contribution institutions should make to the FGD is 0.015% on the monthly average of total deposits.
52.2. RESTRICTED ASSETS
As of December 31, 2020, and 2019, the ability to freely dispose of the following assets is restricted, as follows:
Banco de Galicia y Buenos Aires S.A.U.

a)	Cash and Government Securities

	12.31.20	12.31.19
For transactions in ROFEX, MAE and BYMA	3,905,372	1,782,587
For debit / credit cards transactions	3,020,109	3,083,168
For attachments	9,410	12,811
Liquid offsetting entry required to operate as CNV agent	64,020	14,641
For contribution to M.A.E.’ s Joint Guarantee Fund ( Fondo de Garantía Mancomunada )	1,100	122,322
Guarantees for the Regional Economies Competitiveness Program	184,744	444,927
For other transactions (includes guarantees linked to rental contracts)	19,802	20,313

b)	Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.20	12.31.19
Escrow Accounts	11,444,550	10,245,260

c)	Deposits in favor of the Argentine Central Bank

	12.31.20	12.31.19
Unavailable deposits due to exchange transactions	533	726

d)	Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.20	12.31.19
Contributions to the Fund	990,000	1,347,792
INVIU S.A.U.

	12.31.20	12.31.19
Liquid offsetting entry required to operate as CNV agents	18,469	22,753
Guarantees linked to surety bonds	7,417	—

Tarjeta Naranja S.A.

	12.31.20	12.31.19
Attachments arising from judicial cases	973	3,188
Guarantees linked to rental contracts	7,076	9,209
Galicia Administradora de Fondos S.A.

	12.31.20	12.31.19
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV (*)	13,903	13,803

(*)	As of December 31, 2020, it corresponds to 1,620,000 shares of Fima Premium Class “B” Mutual Fund.
Galicia Securities S.A.

	12.31.20	12.31.19
For transactions in the market	48,015	—
Liquid offsetting entry required to operate as CNV agents	11,270	—
Guarantees linked to surety bonds	1,129	—
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.20	12.31.19
Total Restricted Assets	19,747,892	17,123,500
52.3. TRUST ACTIVITIES

a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (1)
04.17.12	Exxon Mobil	13,540	04.19.21
09.12.14	Coop. de Trab. Portuarios	1,009	09.12.22
04.14.16	Rios Belt	121	12.31.21
05.24.17	MSU	33	12.31.21

Total		14,703

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	133,278	12.31.21
05.14.09	GAS II	8,614,193	12.31.22
06.08.11	MILA III	17,118	12.31.21
01.09.11	MILA IV	295	12.31.21
06.12.17	MILA XVIII	919	01.31.24

Total		8,765,803

(*)	Estimated date, since maturity date shall occur at the time of the distribution of all of trust assets.

c)	Activities as Security Agent:

c.1)
Banco de Galicia y Buenos Aires S.A.U. has been appointed Security Agent of the National Treasury’s endorsement guarantees in favor of ENARSA (Energía Argentina S.A.) that were assigned in favor of Nación Fideicomisos S.A. in its capacity as Trustee of the “ENARSA-BARRAGAN” and “ENARSA-BRIGADIER LOPEZ” financial trusts.

Said endorsement guarantees the secure payment of all obligations arising from the above-mentioned trusts.
Banco de Galicia y Buenos Aires S.A.U., as Security Agent, safeguarded the documentation of the National Treasury sureties and was responsible for managing all the legal and notarial aspects in relation to their execution. When the obligation was extinguished, sureties were returned to BICE Fideicomisos S.A. on October 22, 2019; at the closing of said year, the repayment of the expense fund was pending. Said expenses amounted to Ps. 555 as of December 31, 2019.
All the transactions detailed above are recorded in off-balance sheet items—trust funds.

d)	Creation Up of Financial Trusts
As December 31, 2019, the Group records in its own portfolio, participation certificates and Debt Securities from financial trusts amounting to Ps.474,161, valued at amortized cost.
52.4. COMPLIANCE WITH THE REGULATIONS
52.4.1. Agents – Minimum Liquidity requirement
Banco de Galicia y Buenos Aires S.A.U.
Within the framework of CNV Resolution No. 622/13, Banco de Galicia y Buenos Aires S.A.U. has been duly registered with such agency in the following categories: Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry No. 54, and Settlement and Integral Compensation Agent No. 22 (AlyC and AN—INTEGRAL).
As of December 31, 2020, for the Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry, the required Shareholders’ Equity amounts to Ps.61,104, and the minimum required offsetting entry is Ps.30,552.
For AlyC and AN—INTEGRAL, said requirement amounts to Ps. 30,253, with the minimum offsetting entry required of Ps. 15,126, which the Bank integrated with Treasury Bills in Argentine pesos for Ps. 64,020, registered in escrow accounts of Caja de Valores (Principal 100100).
Galicia Administradora de Fondos S.A.
In accordance with the requirements set forth in CNV Resolution No. 792, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.27,658 and the minimum offsetting entry amounts to Ps.13,829. Galicia Administradora de Fondos S.A. integrated said requirement with 1,620,000 shares of Fondo Fima Premium Class “C”, equivalent to Ps.13,903.
Galicia Securities S.A.
In accordance with the requirements set forth in General Resolution No. 622, the ALyC and AN Integral must have a minimum Shareholders’ Equity equivalent to 470,350 Units of Purchasing Value (UVA), with said requirement amounting to Ps.30,253 as of December 31, 2020, and the minimum offsetting entry required is Ps.15,126. For Placement and Distribution Agents of Mutual Funds, said requirement amounts to Ps.2,500, and the minimum required liquid offsetting entry is Ps.1,250.
As of December 31, 2020 , Galicia Securities S.A. integrated said requirements in government securities for an amount of Ps.12,270 and a bank guarantee for Ps. 6,171.
INVIU S.A.U.
In accordance with the requirements set forth in General Resolution No. 622, the ALyC and AN Integral must have a minimum Shareholders’ Equity equivalent to 470,350 Units of Purchasing Value (UVA), with said requirement amounting to Ps.30,253 as of December 31, 2020, and the minimum offsetting entry required is Ps.15,126.
As of December 31, 2020, INVIU S.A.U. integrated said requirements in a demand account for an amount of thousand USD220.
52.4.2. Custodial Agent of Collective Investment Products Corresponding to Mutual Funds
Furthermore, in compliance with Section 7 of Chapter II, Title V of that Resolution, in its capacity as custodial agent of collective investment products corresponding to mutual funds (depository) of the “FIMA ACCIONES”, “FIMA P.B. ACCIONES”, “FIMA RENTA EN PESOS”, “FIMA AHORRO PESOS”, “FIMA RENTA PLUS”, “FIMA PREMIUM”, “FIMA AHORRO PLUS”, “FIMA CAPITAL PLUS”, “FIMA ABIERTO PYMES”, “FIMA MIX I”, “FIMA RENTA DÓLARES I” and “FIMA RENTA DOLARES II” funds, as of December 31, 2020, Banco de Galicia y Buenos Aires S.A.U. holds a total of 22,081,526,592 units under custody for a market value of Ps.192,415,131, which is included in the “Depositors of Securities Held in Custody” account. As the closing of previous fiscal year, the securities held in custody totaled 11,045,967,403 units and their market value amounted to Ps.109,892,525.
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.20	12.31.19
FIMA Acciones	590,257	548,757
FIMA P.B. Acciones	633,036	941,220
FIMA Renta en pesos	1,098,300	319,338
FIMA Ahorro pesos	7,252,021	3,626,852
FIMA Renta Plus	739,739	200,953
FIMA Premium	148,692,964	93,646,912
FIMA Ahorro Plus	12,706,534	3,718,984
FIMA Capital Plus	16,650,938	154,164
FIMA Abierto PyMES	758,538	795,135
FIMA Mix I	2,047,362	77,755
FIMA Renta Dólares I (*)	—	2,259,686
FIMA Renta Dólares II (*)	—	739,938
FIMA Renta Fija Internacional	1,172,774	2,735,979
FIMA Acciones Latinoamericanas Dólares (*)	72,668	126,852

Total	192,415,131	109,892,525

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.6.(b).
All the transactions detailed above are recorded in off-balance sheet items—securities held in custody.
The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:

•	power over the trust to run material activities;

•	exposure or right to variable returns;

•	capacity to have influence on the amount of returns to be received for the involvement.

52.4.3. Storage of Documents
Pursuant to General Resolution No. 629 of the CNV, Banco de Galicia y Buenos Aires S.A.U. notes that it has supporting documents regarding accounting and management transactions, which are stored at AdeA (C.U.I.T. No. 30-68233570-6), Plant III located at Ruta Provincial 36 km 31.5 No. 6471 (CP 1888) Bosques, Province of Buenos Aires, with legal domicile at Av. Juramento 1775, 4 th
. floor, (CP 1428), Autonomous City of Buenos Aires.
52.5. COMPLIANCE WITH MINIMUM CASH REQUIREMENTS:
As of December 31, 2020, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	USD	Euros (*)
Checking Accounts held in Argentine Central Bank	1,000	1,217,252	31
Escrow Accounts held in Argentine Central Bank	11,148,780	3,515	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	18,343,599	—	—
Liquidity Bills computable for minimum cash	46,617,121	—	—

Total for integration Minimum Cash	76,110,500	1,220,767	31

(*)	Stated in thousands of USD.
52.6. PENALTIES IMPOSED ON BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK
Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. Existing as of December 31, 2020:
U.I.F.’s Summary Proceedings No. 68/09.
Penalty notification date: February 25, 2010. Reason for the imposition of the penalty: Alleged omission to report suspicious activities, in possible infringement of Act No. 25246. As a consequence of the aforementioned summary proceedings, Banco de Galicia y Buenos Aires S.A.U., one of its directors and one of its officers were punished with a fine in the amount of Ps.4,483. Status of the proceedings: Division I of the Argentine Federal Court of Appeals in Administrative Matters partially revoked the penalties, releasing Eduardo A. Fanciulli from any liability and reducing the fines imposed. The UIF, Banco de Galicia y Buenos Aires S.A.U. and Mr. Enrique M. Garda Olaciregui filed federal extraordinary appeals before Argentine Supreme Court (CSJN). Accounting treatment: a provision of Ps.5,306 is recorded as of December 31, 2020.
Summary Proceedings No. 1544.
Penalty notification date: November 9, 2018. Reason for the imposition of the penalty: Alleged breach of the provisions set out in Argentine Central Bank’s Communiqué “A” 6242, SINAP 1—61. As a consequence of the aforementioned summary proceedings, Banco de Galicia y Buenos Aires S.A.U., three of its directors and certain relevant officers. Status of the proceedings: On November 26, 2018, a direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 42 of Law No. 21,526, amended by Law No. 24,144; Room V was drawn to issue judgment. On February 26, 2020 said Room V decided to reject the direct appeal and confirm the penalties, which was notified on February 27. Against said resolution, on March 12, 2020, an extraordinary federal appeal was filed which is actually being treated by Room V.

UIF Proceedings -Docket 867/13
. Penalty Notification date: June 19, 2020. Reason of the Penalty: Alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (subsections i and j, and section II); Article 14 (subsection h); Article 21 (subsection a); Article 23; and Article 24 (subsections d, e and h). These objections are related to the transactions monitoring system regarding prevention of money laundering and terrorist financing, and required information allegedly missing. Amount applied and responsible persons receiving penalties: Penalties for global amounts of Ps.440 applied to the Bank and eight Directors. Status of the Case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III, where the proceeding is pending, was designated to issue judgment.
The Group considers that the resolution of these proceedings will not have significant impact on its equity.
52.7. ISSUANCE OF DEBT SECURITIES
The issuance of debt securities is detailed in Notes 27 and 28.
52.8. RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF PROFITS
Pursuant to Section 70 of the General Corporations Law, Grupo Financiero Galicia S.A. should transfer 5% of the net income for the year to the Legal Reserve until 20% of the capital stock is reached, plus the balance of the Capital Adjustment account.
With respect to Banco Galicia, the Argentine Central Bank regulations require that 20% of the profits shown in the Income Statement at fiscal year-end, plus (or less), the adjustments made in previous fiscal years and, less, if any, the loss accumulated at previous fiscal year-end, be allocated to the legal reserve.
This proportion applies regardless of the ratio of the Legal Reserve fund to Capital Stock. Should the Legal Reserve be used to absorb losses, earnings shall be distributed only if the value of the Legal Reserve reaches 20% of the Capital Stock plus the Capital Adjustment.
The Argentine Central Bank sets rules for the conditions under which financial institutions can make distributions of profits. According to these rules, profits can be distributed as long as results of operations are positive after deducting not only the Reserves, which may be legally and statutory required, but also the following items from Retained Income: The difference between the carrying amount and the market value of public sector assets and/or debt instruments issued by the Argentine Central Bank not valued at market price, the amounts capitalized for lawsuits related to deposits and any unrecorded adjustments required by the external auditors or the Argentine Central Bank.
Moreover, in order that a financial institution be able to distribute profits, such institution must comply with the capital adequacy rule, i.e. with the calculation of minimum capital requirements and the regulatory capital.
For these purposes, this shall be done by deducting from its assets and Retained Income all the items mentioned in the paragraph above. Moreover, in such calculation, a financial institution shall not be able to compute the temporary reductions that affect minimum capital requirements, computable regulatory capital or its capital adequacy.
Since January 2016, the Argentine Central Bank determined that banks shall meet an additional capital conservation buffer apart from the minimum capital requirement equal to 3.5% of risk-weighted assets. This shall be made up only of Tier 1 Common Capital, net of deductible items. Distribution of profits shall be restricted when the Bank’s computable regulatory capital level and structure is within the range of the capital conservation buffer.
The Argentine Central Bank provided that income distribution must have its authorization. In said authorization process, the SEFYC will consider, among other elements, the total impact of credit losses determined according to IFRS 9. Likewise, the Argentine Central Bank issued Communication “A” 7181 where suspension of income distribution is set forth until June 30, 2021.
Tarjeta Naranja S.A.’s Ordinary and Extraordinary Shareholders’ Meeting held on March 16, 2006 decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company’s Shareholders’ Equity is below Ps.300,000.
Pursuant to the Price Supplement of the Class XXXVII Notes, Tarjeta Naranja S.A. has agreed not to distribute dividends that may exceed 50% of the company’s net income. This restriction also applies in the event of any excess over certain indebtedness ratios.
Notwithstanding the aforementioned, profits resulting from the first-time application of IFRS may not be distributed; instead, such profits, if any, will be appropriated to a special reserve recorded under equity which might only be released for capitalization purposes, or otherwise to offset potential losses.
The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank. Therefore, retained earnings included in the consolidated financial statements may not be wholly distributable.

The Argentine Central Bank, through Communications “A” 5541 and its amendments, established a convergence plan towards the adoption of IFRS as issued by the IASB, and the interpretations issued by the IFRIC, for the entities under its supervision, effective for fiscal years commencing January 1, 2018, with certain exceptions currently including the non-application of item 5.5 (Impairment) of IFRS 9 to the financial instruments issued by the Non-Financial Public Sector.
Additionally, the Superintendence of Financial Institutions has established that the measurement of the investment in Prisma Medios de Pago SA, which is recognized at fair value through profit and loss under IFRS cannot exceed the proportional amount received in cash at the time of its sale.
The Group has presented its local financial statements under these rules on March 9, 2021.
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.20
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	61,548,313
Legal reserve	714,107
Distributable reserves	116,312,804
Non distributable reserves	5,047,825
Retained results	(44,533,351)
Profit for the year	26,439,048

Total Shareholder’s equity under the rules of the Argentine Central Bank	184,284,625

As exposed in the Statements of Changes in Equity, Grupo Financiero Galicia S.A. has followed the option established in Art. 3, Paragraph b), Chapter III of Title Periodic Information Regime of CNV Standards, which stipulates, subject to approval by the shareholders annual general meeting, the absorption of negative retained earnings that may arise on the date of transition as a consequence of the inflation adjustment.
Negative retained earnings for the fiscal year ended December 31, 2020 amounted to thousand Ps. 18,094,303, so the Board of Directors will propose that they be absorbed, affecting for this purpose the Special Reserve arising from the first-time application of the IFRS and the remainder with the Optional Reserve for development of new businesses and support of investee companies.
Additionally, the Board of Directors will propose the distribution of cash dividends by an amount that, once adjusted according to inflation, in accordance with Art. 3, Paragraph e), Chapter III of Title Periodic Information Regime of CNV Standards, results in Ps. 1,500,000, through partial use of the Optional Reserve for Future Income Distribution.
52.9. CAPITAL MANAGEMENT AND CORPORATE GOVERNANCE TRANSPARENCY POLICY
Grupo Financiero Galicia S.A.
Board of Directors
Grupo Financiero Galicia S.A.’s Board of Directors is the Company’s highest management body. It is made up of nine directors and three alternate directors, who must have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and to act with the loyalty and diligence of a good businessman.
As set out in its bylaws, the term of office for both directors and alternate directors is three (3) years; they are partially changed every year and may be reelected indefinitely.
The Company complies with the appropriate standards regarding total number of directors, as well as the number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt the number of directors to the possible changes in the conditions in which the Company carries out its activities, from three (3) to nine (9) directors.
The Board of Directors complies, in every relevant respect, with the recommendations included in the Code on Corporate Governance as Schedule IV to Title IV of the regulations issued by the National Securities Commission (Text amended in 2013).
It also monitors the application of the corporate governance policies provided for by the regulations in force through the Executive Committee, the Audit Committee and the Committee for Information Integrity. Periodically, the Committees provide the Board of Directors with information, and the Board gets to know the decisions of each Committee. What is appropriate is transcribed in the minutes drafted at the Board of Directors’ meetings.

Executive Committee
In July 2018, Grupo Financiero Galicia S.A.‘s Board of Directors approved the creation of the Executive Committee, along with its governing rules and regulations. It is made up of five directors, and the purpose of its creation is to contribute to the conduction of the Company’s ordinary business and the efficient performance of the Board of Directors’ duties.
Audit Committee
The Audit Committee set by Capital Markets Law No. 26831 and the CNV’s regulations is formed by three directors, two of whom are independent, and meets the requirements set out in U.S. Sarbanes-Oxley Act.
Such Committee’s mission is to provide the Board of Directors with assistance in overseeing the financial statements, as well as in the task of controlling Grupo Financiero Galicia and its subsidiaries.
Committee for Information Integrity
The Committee for Information Integrity was created in compliance with the recommendations of U.S. Sarbanes Oxley Act, and is made up of the General Manager, the Administrative and Finance Manager and two supervisors of the Administrative and Finance Division.
Its most important duties are monitoring the Company’s internal controls, reviewing the financial statements and other information published, preparing Board of Directors’ reports with the activities carried out by the Committee. Its operation has been adapted to local laws and it currently performs important administrative and reporting duties, which are used by the Board of Directors and the Audit Committee, contributing to the transparency of the information provided to markets.
Basic Holding Structure
Grupo Financiero Galicia S.A. is a company whose sole purpose is to conduct financial and investment activities as per Section 31 of the General Corporations Law. That is to say, it is a holding company whose activity involves managing its equity investments, assets and resources.
Within the group of companies in which the Company has an interest, Banco de Galicia y Buenos Aires S.A.U. stands out, which is its main asset and a wholly owned subsidiary. Banco de Galicia y Buenos Aires S.A.U., as a bank institution, is subject to certain regulatory restrictions imposed by the Argentine Central Bank. Among such restrictions, there is one that limits the equity interest to a maximum of 12.5% of the capital stock in companies that do not perform activities qualified as supplementary.
Therefore, Grupo Financiero Galicia S.A. directly and indirectly holds those equity interests in companies that carry out activities defined as non-supplementary.
Grupo Financiero Galicia S.A. has a reduced structure due to its nature as holding company of a group of financial services. Accordingly, certain typical organizational aspects of large operating companies are not applicable thereto.
To conclude, one should note that Grupo Financiero Galicia S.A. is under the control of a pure holding company, EBA Holding S.A., which has the number of votes necessary to hold the majority of votes at the Shareholders’ Meetings, although it does not have any managerial functions over the former.
Compensation Systems
Directors’ compensation is defined by the General Shareholders’ Meeting and is fixed within the limits established by law and the corporate bylaws.
The Audit Committee expresses its opinion on whether compensation proposals for Directors are reasonable, taking into consideration market standards.
Business Conduct Policy
The Company has consistently shown respect for the rights of its shareholders, reliability and accuracy in the information provided, transparency as to its policies and decisions, and caution with regard to the disclosure of strategic business issues.
Code of Ethics
Grupo Financiero Galicia S.A. has a Code of Ethics formally approved that guides its policies and activities. It considers business objectivity and conflict-of-interests related-aspects, and how the employee should act upon identifying a breach of the Code of Ethics.

Banco de Galicia y Buenos Aires S.A.U.
Banco Galicia’s Board of Directors is the Company’s highest management body. As of the date of preparation of these consolidated financial statements, it is made up of seven directors and four alternate directors, who have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and act with the loyalty and diligence of a good businessman.
Banco Galicia complies with the appropriate standards regarding total number of directors, as well as number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt from three (3) to nine (9) directors to the possible changes in the conditions in which the Bank carries out its activities.
The General Shareholders’ Meeting has the power to establish the number of directors, both independent and non-independent ones, and appoint them. Out of the seven directors, one of them is independent. In addition, two of the alternate directors are independent. The independence concept is defined in the regulations set forth by the CNV and the Argentine Central Bank regulations.
As regards prevention of conflicts of interest, the provisions set forth in the General Corporations Law and the Capital Markets Law are applicable.
As set out in the bylaws, the term of office for both directors and alternate directors is three years; two thirds of them (or a fraction of at least three) are changed every year and may be reelected indefinitely.
The Board of Directors’ meeting is held at least once a week and when required by any director. The Board of Directors is responsible for the Bank’s general management and makes all the necessary decisions to such end. The Board of Directors’ members also take part, to a greater or lesser extent, in the commissions and committees created. Therefore, they are continuously informed about the Bank’s course of business and become aware of the decisions made by such bodies, which are transcribed into minutes.
Additionally, the Board of Directors receives a monthly report prepared by the General Manager, the purpose of which is to report the material issues and events addressed at the different meetings held between the General Manager and Senior Management. The Board of Directors becomes aware of such reports, as evidenced in the minutes.
In connection with directors’ training and development, the Bank has a program, which is reviewed every nine months, whereby they regularly attend courses and seminars of different kinds and subjects.
According to the activities carried out by the Bank, effective laws and corporate strategies, the following committees have been created to achieve an effective control over all activities performed by the Bank:

•	Risk and Capital Allocation Committee
It is in charge of approving and analyzing capital allocation, establishing risk policies and monitoring the Bank’s risk.

•	High Credit Committee
This committee’s function is to approve and sign credit ratings and grant transactions related to high-risk groups and customers, i.e., greater than 2.5% of the Bank’s individual Computable Regulatory Capital, loans to financial institutions (local or foreign) and related customers, in which case two thirds of the Board of Directors is required to participate.

•	Low Credit Committee
This committee’s function is to approve and sign the credit ratings and grant transactions related to medium-risk groups and customers, equal to amounts greater than 1% of the Bank’s individual Computable Regulatory Capital.

•	Asset and Liability Management Committee
It is in charge of analyzing the fundraising and its placement in different assets, the follow-up and control of liquidity, interest-rate and currency mismatches, and management thereof.

•	Information Technology Committee
This Committee is in charge of supervising and approving the development plans of new systems and their budgets, as well as supervising these systems’ budget control. It is also responsible for approving the general design of the systems’ structure, the main processes thereof and the systems implemented, as well as monitoring the quality of the Bank’s systems, within the policies established by the Board of Directors.

•	Audit Committee
The Audit Committee is responsible for helping the Board of Directors, in performing the control function of the Bank and its controlled companies and the companies in which it owns a stake, in order to fairly ensure the following objectives:

•	Effectiveness and efficiency of operations;

•	Reliability of the accounting information;

•	Compliance with applicable laws and regulations; and

•	Compliance with the goals and strategy set by the Board of Directors.

•	Committee for the Control and Prevention of Money Laundering and Funding of Terrorist Activities (CPLA/FT, as per its initials in Spanish)
It is in charge of planning, coordinating and ensuring compliance with the policies on anti-money laundering and funding of terrorist activities set and approved by the Board of Directors.

•	Committee for Information Integrity
It is in charge of encouraging compliance with the provisions of Sarbanes-Oxley (2002).

•	Human Resources and Governance Committee
It is in charge of presenting the succession of the General Manager and Division Managers, analyzing and establishing the General Manager’s and Division Managers’ compensation, and monitoring the performance matrix of Department and Division Managers.

•	Performance Reporting Committee
It is in charge of monitoring the performance and results of operations and evaluating the macro situation.

•	Liquidity Crisis Committee
It is in charge of evaluating the situation upon facing a liquidity crisis and deciding the steps to be implemented to tackle it.

•	Strategy and New Businesses Committee
It is in charge of analyzing new businesses.

•	Compliance Committee
It is in charge of instilling respect for Banco Galicia’s rules, code of conduct and ethics, and mitigating the risk of default, by defining policies and establishing controls and reports in the best interests of the Bank and its employees, shareholders and customers.

•	Committee for the Protection of Users of Financial Services
It is responsible for following up on the activities developed by Banco Galicia’s management involved in user protection internal processes to ensure adequate compliance with legal and regulatory standards.
The Bank considers the General Manager and Division Management reporting to the General Manager as Senior Management. These are detailed as follows:

•	Retail Banking Division

•	Wholesale Banking Division

•	Finance Division

•	Products and Tecnology

•	Organizational Development and Human Resources Division

•	Risk Management Division

•	Strategic Planning and Management Control Division
Senior Management’s main duties are as follows:

•	Ensure that the Bank’s activities are consistent with the business strategy, the policies approved by the Board of Directors and the risks to be assumed.

•
Implement the necessary policies, procedures, processes and controls to manage operations and risks cautiously, meet the strategic goals set by the Board of Directors and ensure that the latter receives material, full and timely information so that it may assess management and analyze whether the responsibilities assigned are effectively fulfilled.

•	Monitor the managers from different divisions, in line with the policies and procedures set by the Board of Directors and establish an effective internal control system.

Basic Holding Structure
The Bank’s majority shareholder is Grupo Financiero Galicia S.A., which has full control of its shares and votes. In turn, the Bank holds equity investments in supplementary companies as shareholders of the parent, as well as minority interests in companies whose controlling company is its own shareholders of the parent. From a business point of view, this structure allows the Bank to take advantage of significant synergies that guarantee the loyalty of its customers and additional businesses. All business relationships with these companies, whether permanent or occasional in nature, are fostered under the normal and usual market conditions and this is true when the Bank holds either a majority or minority interest. Grupo Financiero Galicia S.A.‘s Board of Directors submits to the Shareholders’ Meeting’s vote which shall be the Company’s vote in its capacity as shareholders of the parent at the Bank’s Shareholders’ Meeting. The same method of transparency and information as to its controlled companies and the companies it owns a stake in is applied at the Bank’s Shareholders’ Meetings, which are always attended by directors and officers thereof and the Board of Directors always provides detailed information about the Company’s activities.
Business Conduct Policy and/or Code of Ethics
The Bank has a formally approved Code of Ethics that guides its policies and activities. It considers business objectivity and conflict of interest related aspects, and how the employee should act upon identifying a breach of the Code of Ethics, with the involvement of the Conduct Committee.
Information Related to Personnel Economic Incentive Practices
The Human Resources and Governance Committee, composed of two (2) Directors, the General Manager and the Organizational Development and Human Resources Division Manager, is in charge of establishing the compensation policy for Banco Galicia’s personnel.
It is the policy of Banco Galicia to manage the full compensation of its personnel based on the principles of fairness, meritocracy and justice, within the framework of the legal regulations in force.
The aim of this policy is to provide an objective and fair basis, through the design and implementation of tools for the management of the fixed and variable compensation paid to each employee, based on the scope and complexity of each position’s responsibilities, individual performance with regard to compliance thereof, contribution to the Bank’s results and conformity to market values, with the purpose of:

•	Attracting and creating loyalty with regard to quality personnel suitable for the achievement of the business strategy and goals.

•	Being an individual motivation means.

•	Easing the decentralized management of compensation administration.

•	Allowing the effective budget control of personnel costs.

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Guaranteeing the internal fairness in order to monitor and ensure both external and internal fairness with regard to the payment of fixed and variable compensation. The Compensation area uses and puts at the disposal of the Senior Management and the Human Resources Committee market surveys published by consulting firms specialized in compensation issues, pursuant to the market positioning policies defined by the management division for the different corporate levels.

With the purpose of gearing individuals towards the achievement of attainable results that contribute to the global performance of the Bank/Area, and to the increase in motivation for the common attainment of goals, differentiating individual contribution, Banco Galicia has different variable compensation systems:

1)	Business Incentives and/or Incentives through Commissions system for business areas.

2)
Annual Bonus System for management levels, officers and the rest of the employees who are not included in the business incentives system. The annual bonus is determined based on individual performance and the Bank’s results and is paid in the first quarter of the next fiscal year. To determine the variable compensation for the Senior Management and Middle Management, the Bank uses the Management Performance Assessment System. This system has been designed including both qualitative and quantitative KPI (Key Performance Indicators). In particular, quantitative Key Performance Indicators are designed with respect to at least three minimum aspects:

a)	Results.

b)	Business volume or size.

c)	Projections: Indicators that protect the business for the future (For example: Quality, internal and external customer satisfaction, risk coverage, work environment, etc.).
The significance or impact of each of them is monitored and adjusted yearly pursuant to the strategy approved by the Board of Directors.
The interaction among these three aspects seeks to make incentives related to results and growth consistent with the risk thresholds determined by the Board of Directors. In turn, there is no deferred payment of variable compensation subject to the occurrence of future events or in the long term, taking into consideration that the business environment in the Argentine financial system is characterized by being mainly transactional, with lending and borrowing transactions with a very short seasoning term.
Annual budget and management control – the latter carried out monthly in a general manner and quarterly in a more detailed manner—include different risk ratios, including the ratio between compensation and risks undertaken. Variable compensation is only paid in cash. There are no share-based payments. Every change to this policy is submitted to Banco de Galicia y Buenos Aires S.A.’s Human Resources Committee for its consideration.